Commitments and contingencies (Details 1) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2020	$ 1,997	¥ 13,900
2021	1,681	11,700
2022 and thereafter	229	1,600
Total	$ 3,907	¥ 27,200